Financial Instruments - Summary of Other Liabilities Related to Business Combination (Detail) - Other Liabilities Related to Business Combination [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Simplotel [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	$ (10)	$ (10)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	10	10
Simplotel [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	7	8
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(8)	(8)
Simplotel [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	3	26
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(3)	(26)
Simplotel [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(15)	(42)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	14	42
Simplotel [Member] | EBITDA [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(1)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	1
Savaari [Member] | Volatility [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	81	17
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(86)	(16)
Savaari [Member] | Risk Free Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	143	120
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(163)	(123)
Savaari [Member] | Discount Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	377	12
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	(352)	(43)
Savaari [Member] | Revenue [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(57)	(26)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	69	26
Savaari [Member] | Servicing Margin [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(17)	(15)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	17	15
Savaari [Member] | Profit Before Tax [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(22)	(10)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	22	10
Savaari [Member] | Financial Parameters [Member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in equity due to increase in reasonably possible changes in significant unobservable inputs	(834)	(197)
Increase (decrease) in equity due to decrease in reasonably possible changes in significant unobservable inputs	$ 1,781	$ 124